Schedule of Investments

ARK Innovation ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–100.0%

Aerospace & Defense - 1.0%
Archer Aviation, Inc., Class A*†	16,503,470	$64,033,464

Automobiles - 12.1%
Tesla, Inc.*	4,209,929	771,595,787

Biotechnology - 17.1%
Beam Therapeutics, Inc.*†	5,359,114	113,720,399
CRISPR Therapeutics AG (Switzerland)*†	5,525,191	292,779,871
Exact Sciences Corp.*	1,564,422	92,848,446
Intellia Therapeutics, Inc.*†	7,340,925	157,095,795
Moderna, Inc.*	708,409	78,144,597
Natera, Inc.*	179,986	16,717,099
Prime Medicine, Inc.*	2,491,779	12,259,553
Recursion Pharmaceuticals, Inc., Class A*†	14,586,941	114,069,879
Twist Bioscience Corp.*†	3,781,321	118,090,655
Veracyte, Inc.*†	3,940,569	77,116,935
Verve Therapeutics, Inc.*	2,780,819	16,712,722
Total Biotechnology		1,089,555,951

Capital Markets - 12.2%
Coinbase Global, Inc., Class A*	2,596,603	529,525,250
Robinhood Markets, Inc., Class A*	15,319,956	252,626,074
Total Capital Markets		782,151,324

Chemicals - 1.6%
Ginkgo Bioworks Holdings, Inc.*†	117,488,798	104,694,268

Consumer Finance - 1.0%
SoFi Technologies, Inc.*	9,407,610	63,783,596

Diversified Consumer Services - 0.0%(a)
2U, Inc.*	173,218	42,958

Entertainment - 13.0%
ROBLOX Corp., Class A*	8,003,331	284,598,450
Roku, Inc.*†	9,392,871	541,592,942
Total Entertainment		826,191,392

Financial Services - 6.8%
Block, Inc.*	5,909,867	431,420,291

Health Care Equipment & Supplies - 0.3%
Cerus Corp.*†	11,388,944	19,019,537

Health Care Technology - 1.8%
Teladoc Health, Inc.*†	9,294,387	118,503,434

Hotels, Restaurants & Leisure - 2.6%
DraftKings, Inc., Class A*	4,013,817	166,814,234

Interactive Media & Services - 3.4%
Meta Platforms, Inc., Class A	281,785	121,215,453
Pinterest, Inc., Class A*	2,814,889	94,158,037
Total Interactive Media & Services		215,373,490

IT Services - 3.0%
Shopify, Inc., Class A (Canada)*	2,686,540	188,595,108

Life Sciences Tools & Services - 2.6%
10X Genomics, Inc., Class A*	4,529,242	132,616,206
Pacific Biosciences of California, Inc.*†	19,338,796	31,909,013
Total Life Sciences Tools & Services		164,525,219
Investments	Shares	Value

Media - 1.9%
Trade Desk, Inc. (The), Class A*	1,451,961	$120,294,969

Semiconductors & Semiconductor Equipment - 1.5%
Teradyne, Inc.	851,599	99,057,996

Software - 18.1%
PagerDuty, Inc.*†	7,012,374	139,966,985
Palantir Technologies, Inc., Class A*	8,605,401	189,060,660
UiPath, Inc., Class A*	18,842,850	357,448,864
Unity Software, Inc.*	9,088,750	220,583,963
Zoom Video Communications, Inc., Class A*	4,098,748	250,433,503
Total Software		1,157,493,975
Total Common Stocks
(Cost $13,346,738,754)		6,383,146,993
MONEY MARKET FUND–0.0%(a)
Goldman Sachs Financial Square Treasury Obligations Fund, 5.16% (b)
(Cost $133,473)	133,473	133,473
Total Investments–100.0%
(Cost $13,346,872,227)		6,383,280,466
Liabilities in Excess of Other Assets–(0.0)%(a)		(261,904)
Net Assets–100.0%		$6,383,018,562

†	Affiliated security
*	Non-income producing security
(a)	Less than 0.05%
(b)	Rate shown represents annualized 7-day yield as of April 30, 2024.

Schedule of Investments (continued)

ARK Innovation ETF

April 30, 2024 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2024	Value ($) at 4/30/2024
Common Stocks — 29.7%
Aerospace & Defense — 1.0%
Archer Aviation, Inc.
–	164,445,900	(70,958,100)	2,941,657	(32,395,993)	–	–	16,503,470	64,033,464
Biotechnology — 13.7%
Beam Therapeutics, Inc.
187,666,293	146,053,515	(170,574,764)	(13,646,122)	(35,778,523)	–	–	5,359,114	113,720,399
CRISPR Therapeutics AG
302,287,216	357,816,921	(354,771,037)	21,390,694	(33,943,923)	–	–	5,525,191	292,779,871
Intellia Therapeutics, Inc.
286,103,983	248,458,182	(231,899,036)	959,079	(146,526,413)	–	–	7,340,925	157,095,795
Recursion Pharmaceuticals, Inc.
–	190,343,255	(73,213,796)	23,860,886	(26,920,466)	–	–	14,586,941	114,069,879
Twist Bioscience Corp.
90,859,200	108,044,876	(107,162,730)	(972,237)	27,321,546	–	–	3,781,321	118,090,655
Veracyte, Inc.
124,735,243	93,528,251	(107,584,035)	(5,783,489)	(27,779,035)	–	–	3,940,569	77,116,935
Chemicals — 1.6%
Ginkgo Bioworks Holdings, Inc.
288,528,574	196,045,953	(189,308,360)	4,128,442	(194,700,341)	–	–	117,488,798	104,694,268
Diversified Consumer Services — 0.0%
2U, Inc. ^
28,757,020	10,991,922	(11,335,192)	(192,772,944)	164,402,152	–	–	173,218	42,958
Entertainment — 8.5%
Roku, Inc.
875,800,633	779,926,476	(812,039,637)	(466,695,331)	164,600,801	–	–	9,392,871	541,592,942
Health Care Equipment & Supplies — 0.3%
Cerus Corp.
41,127,633	20,291,713	(24,480,143)	(1,595,057)	(16,324,609)	–	–	11,388,944	19,019,537
Health Care Providers & Services — 0.0%
Invitae Corp. ^
27,488,455	8,913,453	(9,947,739)	(453,368,151)	426,913,982	–	–	–	–
Health Care Technology — 1.9%
Teladoc Health, Inc.
365,234,882	210,615,150	(261,008,859)	(477,637,640)	281,299,901	–	–	9,294,387	118,503,434
Life Sciences Tools & Services — 0.5%
Pacific Biosciences of California, Inc.
189,323,805	178,740,238	(136,848,632)	4,231,669	(203,538,067)	–	–	19,338,796	31,909,013
Software — 2.2%
PagerDuty, Inc.
213,407,887	178,907,290	(211,063,307)	(11,021,419)	(30,263,466)	–	–	7,012,374	139,966,985
UiPath, Inc. ^
522,311,927	433,044,898	(656,226,939)	(214,451,828)	272,770,806	–	–	18,842,850	357,448,864
$3,543,632,751	$3,326,167,993	$(3,428,422,306)	$(1,780,431,791)	$589,138,352	$–	$–	249,969,769	$2,250,084,999

^	As of April 30, 2024, the company was no longer considered to be an affiliated security.

Schedule of Investments (continued)

ARK Innovation ETF

April 30, 2024 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2024, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$6,383,146,993	$–	$–	$6,383,146,993
Money Market Fund	133,473	–	–	133,473
Total	$6,383,280,466	$–	$–	$6,383,280,466

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.